Distribution Date:	09/13/21	GS Mortgage Securities Trust 2020-GSA2
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2020-GSA2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
			1601 Washington Avenue, Suite 700, | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
		Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36264KAR1	0.468000%	17,052,000.00	15,122,436.97	233,301.08	5,897.75	0.00	0.00	239,198.83	14,889,135.89	30.08%	30.00%
A-2	36264KAS9	1.295000%	10,429,000.00	10,429,000.00	0.00	11,254.63	0.00	0.00	11,254.63	10,429,000.00	30.08%	30.00%
A-3	36264KAT7	1.560000%	13,754,000.00	13,754,000.00	0.00	17,880.20	0.00	0.00	17,880.20	13,754,000.00	30.08%	30.00%
A-4	36264KAU4	1.721000%	159,000,000.00	159,000,000.00	0.00	228,032.50	0.00	0.00	228,032.50	159,000,000.00	30.08%	30.00%
A-5	36264KAV2	2.012000%	322,296,000.00	322,296,000.00	0.00	540,382.96	0.00	0.00	540,382.96	322,296,000.00	30.08%	30.00%
A-AB	36264KAW0	1.662000%	32,358,000.00	32,358,000.00	0.00	44,815.83	0.00	0.00	44,815.83	32,358,000.00	30.08%	30.00%
A-S	36264KAZ3	2.224000%	57,471,000.00	57,471,000.00	0.00	106,512.92	0.00	0.00	106,512.92	57,471,000.00	22.81%	22.75%
B	36264KBA7	2.340000%	35,671,000.00	35,671,000.00	0.00	69,558.45	0.00	0.00	69,558.45	35,671,000.00	18.30%	18.25%
C	36264KBB5	2.989000%	37,653,000.00	37,653,000.00	0.00	93,787.35	0.00	0.00	93,787.35	37,653,000.00	13.54%	13.50%
D	36264KBD1	2.250000%	26,754,000.00	26,754,000.00	0.00	50,163.75	0.00	0.00	50,163.75	26,754,000.00	10.15%	10.13%
E	36264KAD2	2.250000%	19,817,000.00	19,817,000.00	0.00	37,156.88	0.00	0.00	37,156.88	19,817,000.00	7.65%	7.63%
F	36264KAF7	3.728311%	19,818,000.00	19,818,000.00	0.00	61,573.06	0.00	0.00	61,573.06	19,818,000.00	5.14%	5.13%
G-RR	36264KAH3	3.728311%	7,927,000.00	7,927,000.00	0.00	24,628.60	0.00	0.00	24,628.60	7,927,000.00	4.14%	4.13%
H-RR	36264KAK6	3.728311%	32,699,123.00	32,699,123.00	0.00	101,584.47	0.00	0.00	101,584.47	32,699,123.00	0.00%	0.00%
RR	36264KAP5	3.728311%	11,009,350.00	10,982,551.39	3,240.19	34,121.84	0.00	0.00	37,362.03	10,979,311.20	0.00%	0.00%
Certificate
s
RR	N/A	3.728311%	22,622,314.00	22,567,247.48	6,658.02	70,114.50	0.00	0.00	76,772.52	22,560,589.46	0.00%	0.00%
Interest
S	36264KBE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36264KAM2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			826,330,787.00	824,319,358.84	243,199.29	1,497,465.69	0.00	0.00	1,740,664.98	824,076,159.55

Notional Certificates
X-A	36264KAX8	1.851386%	612,360,000.00	610,430,436.97	0.00	941,785.32	0.00	0.00	941,785.32	610,197,135.89
X-B	36264KAY6	1.055040%	73,324,000.00	73,324,000.00	0.00	64,466.43	0.00	0.00	64,466.43	73,324,000.00
X-D	36264KAB6	1.478311%	46,571,000.00	46,571,000.00	0.00	57,372.02	0.00	0.00	57,372.02	46,571,000.00
Notional SubTotal			732,255,000.00	730,325,436.97	0.00	1,063,623.77	0.00	0.00	1,063,623.77	730,092,135.89

Deal Distribution Total					243,199.29	2,561,089.46	0.00	0.00	2,804,288.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36264KAR1	886.84242142	13.68174290	0.34586852	0.00000000	0.00000000	0.00000000	0.00000000	14.02761142	873.16067851
A-2	36264KAS9	1,000.00000000	0.00000000	1.07916675	0.00000000	0.00000000	0.00000000	0.00000000	1.07916675	1,000.00000000
A-3	36264KAT7	1,000.00000000	0.00000000	1.30000000	0.00000000	0.00000000	0.00000000	0.00000000	1.30000000	1,000.00000000
A-4	36264KAU4	1,000.00000000	0.00000000	1.43416667	0.00000000	0.00000000	0.00000000	0.00000000	1.43416667	1,000.00000000
A-5	36264KAV2	1,000.00000000	0.00000000	1.67666667	0.00000000	0.00000000	0.00000000	0.00000000	1.67666667	1,000.00000000
A-AB	36264KAW0	1,000.00000000	0.00000000	1.38500000	0.00000000	0.00000000	0.00000000	0.00000000	1.38500000	1,000.00000000
A-S	36264KAZ3	1,000.00000000	0.00000000	1.85333333	0.00000000	0.00000000	0.00000000	0.00000000	1.85333333	1,000.00000000
B	36264KBA7	1,000.00000000	0.00000000	1.95000000	0.00000000	0.00000000	0.00000000	0.00000000	1.95000000	1,000.00000000
C	36264KBB5	1,000.00000000	0.00000000	2.49083340	0.00000000	0.00000000	0.00000000	0.00000000	2.49083340	1,000.00000000
D	36264KBD1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	36264KAD2	1,000.00000000	0.00000000	1.87500025	0.00000000	0.00000000	0.00000000	0.00000000	1.87500025	1,000.00000000
F	36264KAF7	1,000.00000000	0.00000000	3.10692603	0.00000000	0.00000000	0.00000000	0.00000000	3.10692603	1,000.00000000
G-RR	36264KAH3	1,000.00000000	0.00000000	3.10692570	0.00000000	0.00000000	0.00000000	0.00000000	3.10692570	1,000.00000000
H-RR	36264KAK6	1,000.00000000	0.00000000	3.10664203	0.00028380	0.02042807	0.00000000	0.00000000	3.10664203	1,000.00000000
RR Certificates	36264KAP5	997.56583177	0.29431256	3.09935101	0.00001181	0.00084292	0.00000000	0.00000000	3.39366357	997.27151921
RR Interest	N/A	997.56583168	0.29431207	3.09935137	0.00001149	0.00084253	0.00000000	0.00000000	3.39366344	997.27151962
S	36264KBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36264KAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36264KAX8	996.84897278	0.00000000	1.53796022	0.00000000	0.00000000	0.00000000	0.00000000	1.53796022	996.46798597
X-B	36264KAY6	1,000.00000000	0.00000000	0.87919958	0.00000000	0.00000000	0.00000000	0.00000000	0.87919958	1,000.00000000
X-D	36264KAB6	1,000.00000000	0.00000000	1.23192588	0.00000000	0.00000000	0.00000000	0.00000000	1.23192588	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	5,897.75	0.00	5,897.75	0.00	0.00	0.00	5,897.75	0.00
A-2	08/01/21 - 08/30/21	30	0.00	11,254.63	0.00	11,254.63	0.00	0.00	0.00	11,254.63	0.00
A-3	08/01/21 - 08/30/21	30	0.00	17,880.20	0.00	17,880.20	0.00	0.00	0.00	17,880.20	0.00
A-4	08/01/21 - 08/30/21	30	0.00	228,032.50	0.00	228,032.50	0.00	0.00	0.00	228,032.50	0.00
A-5	08/01/21 - 08/30/21	30	0.00	540,382.96	0.00	540,382.96	0.00	0.00	0.00	540,382.96	0.00
A-AB	08/01/21 - 08/30/21	30	0.00	44,815.83	0.00	44,815.83	0.00	0.00	0.00	44,815.83	0.00
X-A	08/01/21 - 08/30/21	30	0.00	941,785.32	0.00	941,785.32	0.00	0.00	0.00	941,785.32	0.00
X-B	08/01/21 - 08/30/21	30	0.00	64,466.43	0.00	64,466.43	0.00	0.00	0.00	64,466.43	0.00
A-S	08/01/21 - 08/30/21	30	0.00	106,512.92	0.00	106,512.92	0.00	0.00	0.00	106,512.92	0.00
B	08/01/21 - 08/30/21	30	0.00	69,558.45	0.00	69,558.45	0.00	0.00	0.00	69,558.45	0.00
C	08/01/21 - 08/30/21	30	0.00	93,787.35	0.00	93,787.35	0.00	0.00	0.00	93,787.35	0.00
D	08/01/21 - 08/30/21	30	0.00	50,163.75	0.00	50,163.75	0.00	0.00	0.00	50,163.75	0.00
X-D	08/01/21 - 08/30/21	30	0.00	57,372.02	0.00	57,372.02	0.00	0.00	0.00	57,372.02	0.00
E	08/01/21 - 08/30/21	30	0.00	37,156.88	0.00	37,156.88	0.00	0.00	0.00	37,156.88	0.00
F	08/01/21 - 08/30/21	30	0.00	61,573.06	0.00	61,573.06	0.00	0.00	0.00	61,573.06	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	24,628.60	0.00	24,628.60	0.00	0.00	0.00	24,628.60	0.00
H-RR	08/01/21 - 08/30/21	30	656.65	101,593.75	0.00	101,593.75	9.28	0.00	0.00	101,584.47	667.98
RR
	08/01/21 - 08/30/21	30	9.12	34,121.97	0.00	34,121.97	0.13	0.00	0.00	34,121.84	9.28
Certificates
RR Interest	08/01/21 - 08/30/21	30	18.74	70,114.76	0.00	70,114.76	0.26	0.00	0.00	70,114.50	19.06
Totals			684.51	2,561,099.13	0.00	2,561,099.13	9.67	0.00	0.00	2,561,089.46	696.32

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	2,804,288.75
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,572,659.24	Master Servicing Fee	3,125.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,605.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	354.39
ARD Interest	0.00	Operating Advisor Fee	1,261.64
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.64
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,572,659.24	Total Fees	11,560.12

Principal		Expenses/Reimbursements
Scheduled Principal	243,199.29	Reimbursement for Interest on Advances	9.68
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	243,199.29	Total Expenses/Reimbursements	9.68

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,561,089.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	243,199.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,804,288.75
Total Funds Collected	2,815,858.53	Total Funds Distributed	2,815,858.55

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	824,319,359.23	824,319,359.23	Beginning Certificate Balance	824,319,358.84
(-) Scheduled Principal Collections	243,199.29	243,199.29	(-) Principal Distributions	243,199.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	824,076,159.94	824,076,159.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	824,319,359.23	824,319,359.23	Ending Certificate Balance	824,076,159.55
Ending Actual Collateral Balance	824,076,159.94	824,076,159.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.39)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.39)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.73
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$5,000,000 or less	11	38,852,602.06	4.71%	104	4.0129	1.875776	1.40 or less	7	179,999,522.17	21.84%	102	3.7120	(0.505534)
$5,000,001 to $10,000,000		14	97,745,256.02	11.86%	107	3.6132	2.518027	1.41 to 1.60	7	104,105,755.11	12.63%	108	3.8801	1.508180
$10,000,001 to $15,000,000		10	125,908,446.47	15.28%	100	3.5086	2.444434	1.61 to 1.70	1	10,879,292.36	1.32%	111	4.7500	1.661700
$15,000,001 to $25,000,000		6	129,300,000.00	15.69%	104	3.5166	1.910271	1.71 to 2.00	6	67,757,038.72	8.22%	104	3.9026	1.794560
$25,000,001 to $50,000,000		8	297,269,855.39	36.07%	110	3.7299	1.961667	2.01 to 2.50	10	120,996,334.28	14.68%	110	3.6317	2.162966
	$50,000,001 or greater	2	135,000,000.00	16.38%	107	3.5331	(0.308519)	2.51 to 3.50	17	316,988,217.30	38.47%	108	3.4346	2.700641
	Totals	51	824,076,159.94	100.00%	106	3.6299	1.717404	3.51 or greater	3	23,350,000.00	2.83%	111	3.2093	3.931587
								Totals	51	824,076,159.94	100.00%	106	3.6299	1.717404
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arkansas	1	20,251,474.01	2.46%	111	3.7175	2.050000
							Industrial	10	99,494,367.69	12.07%	111	3.5899	2.213888
California	12	120,735,955.06	14.65%	106	3.4382	2.589685
							Lodging	6	134,588,217.30	16.33%	102	3.5538	(0.889887)
Florida	4	19,606,383.67	2.38%	105	4.2221	1.724930
							Mixed Use	14	102,971,884.14	12.50%	99	3.4336	2.418948
Georgia	1	4,086,666.59	0.50%	110	3.6050	2.350000
							Multi-Family	29	69,403,490.65	8.42%	110	4.0214	2.123632
Illinois	1	2,850,000.00	0.35%	103	4.3800	2.360000
							Office	20	344,685,533.57	41.83%	110	3.6188	2.234072
Indiana	15	7,782,017.17	0.94%	111	4.7500	1.661700
							Retail	5	56,250,000.00	6.83%	97	3.7360	1.980502
Iowa	2	24,676,708.06	2.99%	111	3.7416	2.026362
							Self Storage	5	16,682,666.59	2.02%	105	3.9340	2.208499
Kansas	1	6,750,491.33	0.82%	111	3.7175	2.050000
							Totals	89	824,076,159.94	100.00%	106	3.6299	1.717404
Kentucky	1	6,264,700.00	0.76%	112	3.4800	1.740000
Michigan	3	24,645,445.83	2.99%	111	3.4917	2.788632
Nebraska	2	4,261,895.76	0.52%	110	4.3407	1.053690
Nevada	4	98,350,000.00	11.93%	101	3.5703	(1.584347)
New Jersey	2	20,155,572.64	2.45%	112	3.8579	1.605834
New Mexico	1	5,322,968.51	0.65%	103	4.1800	2.762606
New York	12	248,684,427.36	30.18%	110	3.5543	2.415451
North Carolina	1	11,375,000.00	1.38%	99	3.5440	2.530000
Ohio	9	17,952,812.04	2.18%	110	3.5569	2.011200
Oregon	1	13,200,000.00	1.60%	108	3.0300	2.890000
Pennsylvania	4	9,390,000.00	1.14%	111	3.3550	2.315187
Tennessee	2	70,518,194.84	8.56%	107	3.4316	1.040661
Texas	9	75,715,447.08	9.19%	106	4.1360	1.907489
Washington	1	11,500,000.00	1.40%	42	3.8500	1.350000
Totals	89	824,076,159.94	100.00%	106	3.6299	1.717404

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000% or less	2	28,300,000.00	3.43%	111	2.8889	3.126431	12 months or less	36	578,887,942.64	70.25%	110	3.6616	2.244624
	3.001% to 3.250%	8	138,650,000.00	16.82%	106	3.1569	2.407937	13 months or greater	15	245,188,217.30	29.75%	98	3.5548	0.472641
	3.251% to 3.500%	6	87,694,700.00	10.64%	111	3.3712	2.604201	Totals	51	824,076,159.94	100.00%	106	3.6299	1.717404
	3.501% to 3.750%	15	314,534,529.12	38.17%	106	3.6254	0.975725
	3.751% to 4.000%	8	151,025,000.00	18.33%	105	3.8371	1.798023
	4.001% to 4.500%	5	48,055,556.02	5.83%	107	4.1811	2.187028
	4.501% or greater	3	43,579,490.66	5.29%	109	4.6344	1.432815
	Totals	51	824,076,159.94	100.00%	106	3.6299	1.717404
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	3	26,046,000.00	3.16%	60	3.8457	1.953131	Interest Only	23	432,455,000.00	52.48%	106	3.4110	1.584301
85 months to 112 months		48	798,030,159.94	96.84%	108	3.6228	1.709710	300 months or less	1	5,322,968.51	0.65%	103	4.1800	2.762606
113 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	27	386,298,191.43	46.88%	108	3.8673	1.852007
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	51	824,076,159.94	100.00%	106	3.6299	1.717404
	Totals	51	824,076,159.94	100.00%	106	3.6299	1.717404
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		13	178,728,253.00	21.69%	111	3.9251	1.808847				None
	12 months or less	38	645,347,906.94	78.31%	105	3.5481	1.692079
	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	824,076,159.94	100.00%	106	3.6299	1.717404
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2	30506624	OF	New York	NY	Actual/360	3.51025%	211,575.00	0.00	0.00	N/A	01/06/31	--	70,000,000.00	70,000,000.00	09/06/21
2A2	30506655				Actual/360	3.84025%	115,733.33	0.00	0.00	N/A	01/06/31	--	35,000,000.00	35,000,000.00	09/06/21
2A1	30506589	OF	Various	Various	Actual/360	3.84025%	115,733.33	0.00	0.00	N/A	01/06/31	--	35,000,000.00	35,000,000.00	09/06/21
3A1	30506549	IN	Various	Various	Actual/360	3.71725%	142,333.14	65,239.87	0.00	N/A	12/06/30	--	44,462,702.12	44,397,462.25	09/06/21
3A3	30506559				Actual/360	3.71725%	47,444.38	21,746.62	0.00	N/A	12/06/30	--	14,820,900.73	14,799,154.11	09/06/21
3A5	30506561				Actual/360	3.71725%	15,814.79	7,248.88	0.00	N/A	12/06/30	--	4,940,300.21	4,933,051.33	09/06/21
4A-13-7	30319065	LO	Las Vegas	NV	Actual/360	3.55825%	199,149.17	0.00	0.00	03/05/30	03/05/32	--	65,000,000.00	65,000,000.00	09/05/21
5A1-4	30319066	MU	New York	NY	Actual/360	3.16025%	108,844.44	0.00	0.00	N/A	03/06/30	--	40,000,000.00	40,000,000.00	08/06/21
6	30319067	OF	Sacramento	CA	Actual/360	3.37725%	115,446.50	0.00	0.00	N/A	12/06/30	--	39,700,000.00	39,700,000.00	09/06/21
7A1	30319068	OF	Cheektowaga	NY	30/360	3.84225%	120,062.50	0.00	0.00	N/A	12/06/30	--	37,500,000.00	37,500,000.00	09/06/21
8	30506588	OF	Knoxville	TN	Actual/360	3.72025%	113,943.72	52,165.65	0.00	N/A	12/06/30	--	35,570,360.49	35,518,194.84	09/06/21
9A3	30506525	LO	Nashville	TN	Actual/360	3.13925%	67,575.69	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	09/03/21
9A6	30506528				Actual/360	3.13925%	27,030.28	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	09/03/21
10	30319070	MF	Houston	TX	Actual/360	4.58525%	119,200.26	36,882.97	0.00	N/A	12/06/30	--	30,191,081.27	30,154,198.30	09/06/21
11A2-4	30316459	RT	Las Vegas	NV	Actual/360	3.74125%	80,531.11	0.00	0.00	N/A	07/01/29	--	25,000,000.00	25,000,000.00	09/01/21
12A2-1	30506515	OF	New York	NY	Actual/360	3.25025%	69,965.28	0.00	0.00	N/A	11/06/30	--	25,000,000.00	25,000,000.00	09/06/21
13A1-1	30505182	LO	Houston	TX	Actual/360	3.80025%	65,444.44	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	09/06/21
14A2-B	30318668	OF	Various	Various	Actual/360	4.19525%	68,634.86	0.00	0.00	N/A	10/06/30	--	19,000,000.00	19,000,000.00	09/06/21
15	30319071	MU	Redwood City	CA	Actual/360	2.99025%	39,393.25	0.00	0.00	N/A	12/01/30	--	15,300,000.00	15,300,000.00	09/01/21
16A2	30319073	IN	Various	OH	Actual/360	3.32225%	42,909.17	0.00	0.00	N/A	11/06/30	--	15,000,000.00	15,000,000.00	09/06/21
17	30319075	Various Various		Various	Actual/360	3.35525%	39,666.35	0.00	0.00	N/A	12/05/30	--	13,730,000.00	13,730,000.00	09/05/21
18	30319076	MF	King City	OR	Actual/360	3.03025%	34,441.00	0.00	0.00	N/A	09/01/30	--	13,200,000.00	13,200,000.00	09/01/21
19	30319077	OF	Irvine	CA	Actual/360	2.77025%	31,008.61	0.00	0.00	N/A	12/01/30	--	13,000,000.00	13,000,000.00	09/01/21
20	30319078	OF	Sacramento	CA	Actual/360	3.65525%	37,768.33	0.00	0.00	N/A	12/01/27	--	12,000,000.00	12,000,000.00	09/01/21
21A-1	30506533	MU	Redmond	WA	Actual/360	3.85025%	38,125.69	0.00	0.00	N/A	03/06/25	--	11,500,000.00	11,500,000.00	09/06/21
22A3	30506541	RT	Garner	NC	Actual/360	3.54425%	18,310.67	0.00	0.00	N/A	12/06/29	--	6,000,000.00	6,000,000.00	09/03/21
22A4	30506542				Actual/360	3.54425%	16,403.31	0.00	0.00	N/A	12/06/29	--	5,375,000.00	5,375,000.00	09/03/21
23	30319079	MF	Ann Arbor	MI	Actual/360	3.19825%	30,292.17	0.00	0.00	N/A	12/06/30	--	11,000,000.00	11,000,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30319080	MF	Various	Various	Actual/360	4.75025%	44,551.80	12,829.41	0.00	N/A	12/06/30	--	10,892,121.77	10,879,292.36	09/06/21
25	30319081	RT	Paramount	CA	Actual/360	3.69025%	34,317.00	0.00	0.00	N/A	03/06/30	--	10,800,000.00	10,800,000.00	09/06/21
26	30319082	LO	Waco	TX	Actual/360	4.20025%	33,555.97	12,900.66	0.00	N/A	03/06/30	--	9,278,149.45	9,265,248.79	09/06/21
27	30319083	OF	Las Vegas	NV	Actual/360	3.15625%	22,692.52	0.00	0.00	N/A	11/06/30	--	8,350,000.00	8,350,000.00	09/06/21
28	30506590	IN	Chino	CA	Actual/360	3.56025%	24,524.44	0.00	0.00	N/A	12/06/30	--	8,000,000.00	8,000,000.00	09/06/21
29	30506226	OF	Orlando	FL	Actual/360	4.14825%	28,139.62	10,739.34	0.00	N/A	09/06/30	--	7,878,078.06	7,867,338.72	09/06/21
30	30319084	OF	Bronx	NY	Actual/360	3.37525%	19,617.19	0.00	0.00	N/A	12/06/30	--	6,750,000.00	6,750,000.00	08/06/21
31	30319085	MU	New York	NY	Actual/360	4.15525%	23,614.25	0.00	0.00	N/A	11/06/30	--	6,600,000.00	6,600,000.00	09/06/21
32	30319086	IN	Lexington	KY	Actual/360	3.48025%	18,773.22	0.00	0.00	N/A	01/01/31	--	6,264,700.00	6,264,700.00	09/01/21
33	30319087	MU	New York	NY	Actual/360	3.37525%	18,164.06	0.00	0.00	N/A	12/06/30	--	6,250,000.00	6,250,000.00	08/06/21
34	30319088	IN	San Antonio	TX	Actual/360	3.06025%	16,073.50	0.00	0.00	N/A	11/06/30	--	6,100,000.00	6,100,000.00	09/06/21
35	30319089	MU	Oakland	CA	Actual/360	3.76325%	18,146.02	0.00	0.00	N/A	12/06/30	--	5,600,000.00	5,600,000.00	09/06/21
36	30319090	LO	Alamogordo	NM	Actual/360	4.18025%	19,197.10	10,383.34	0.00	N/A	04/01/30	--	5,333,351.85	5,322,968.51	09/01/21
37A2-B	30506373	RT	Milpitas	CA	Actual/360	3.69425%	15,904.72	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	09/06/21
38	30319091	SS	McDonough	GA	Actual/360	3.60525%	12,705.43	6,174.01	0.00	N/A	11/06/30	--	4,092,840.60	4,086,666.59	09/06/21
39	30319092	RT	Gainesville	FL	Actual/360	4.41625%	15,495.87	0.00	0.00	N/A	06/06/29	--	4,075,000.00	4,075,000.00	09/06/21
40	30506230	SS	Houston	TX	Actual/360	3.90025%	13,517.29	0.00	0.00	N/A	09/06/30	--	4,025,000.00	4,025,000.00	09/06/21
41	30319093	SS	Dallas	TX	Actual/360	3.75025%	11,705.73	0.00	0.00	N/A	12/01/30	--	3,625,000.00	3,625,000.00	09/01/21
42	30319094	MU	Hastings	NE	Actual/360	4.37025%	10,652.36	3,643.71	0.00	N/A	11/06/30	--	2,830,772.74	2,827,129.03	09/06/21
43	30319095	MU	Schaumburg	IL	Actual/360	4.38025%	10,749.25	0.00	0.00	N/A	04/06/30	--	2,850,000.00	2,850,000.00	09/06/21
44	30506508	SS	Houston	TX	Actual/360	4.72525%	10,359.04	0.00	0.00	N/A	12/06/27	--	2,546,000.00	2,546,000.00	09/06/21
45	30319096	MU	Various	Various	Actual/360	4.28325%	9,176.09	3,244.83	0.00	N/A	12/06/30	--	2,487,999.94	2,484,755.11	09/06/21
46	30319097	SS	Kearny	NJ	Actual/360	3.99025%	8,246.00	0.00	0.00	N/A	01/06/31	--	2,400,000.00	2,400,000.00	09/06/21
Totals							2,572,659.24	243,199.29	0.00				824,319,359.23	824,076,159.94
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2	0.00	13,521,382.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	10,477,387.17	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	10,477,387.17	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A5	0.00	10,477,387.17	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-13-7	(374,210,267.00)	(242,530,144.00)	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1-4	48,047,165.95	0.00	--	--	--	0.00	0.00	108,715.27	108,715.27	0.00	0.00
6	0.00	3,935,849.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	0.00	5,181,597.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	2,854,768.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	(704,343.52)	7,571,778.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	(704,343.52)	7,571,778.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	181,466.27	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2-4	52,113,243.84	13,160,563.56	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-1	13,099,940.83	3,194,755.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-1	0.00	4,456,154.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2-B	0.00	7,323,383.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,332,338.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,208,871.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,348,544.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,306,104.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-1	9,646,459.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A3	6,780,059.42	6,133,214.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22A4	6,780,059.42	6,133,214.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,348,515.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	0.00	1,472,515.78	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	985,551.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	1,550,019.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	601,456.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	754,672.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	19,602.66	19,602.66	0.00	0.00
31	0.00	770,168.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	18,150.61	18,150.61	0.00	0.00
34	0.00	928,915.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	425,204.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37A2-B	3,496,821.83	3,561,677.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	538,109.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	270,514.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	397,019.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	155,162.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	326,837.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	179,477.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	237,414.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	(234,446,331.82)	(111,387,854.08)				0.00	0.00	146,468.54	146,468.54	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.629863%	3.613555%	106
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.629967%	3.613660%	107
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.630070%	3.613764%	108
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.630183%	3.613878%	109
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.630286%	3.613981%	110
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.630398%	3.614094%	111
03/12/21	2	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.630500%	3.614196%	112
02/12/21	2	22,080,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.630631%	3.614328%	113
01/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.630732%	3.614429%	114
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
5A1-4	30319066	08/06/21	0	B	108,715.27	108,715.27		0.00	40,000,000.00
30	30319084	08/06/21	0	B	19,602.66	19,602.66		0.00	6,750,000.00
33	30319087	08/06/21	0	B	18,150.61	18,150.61		0.00	6,250,000.00
Totals					146,468.54	146,468.54		0.00	53,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		11,500,000	11,500,000		0		0
49 - 60 Months		0	0		0		0
> 60 Months		812,576,160	812,576,160		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Sep-21	824,076,160	824,076,160	0		0	0	0
Aug-21	824,319,359	824,319,359	0		0	0	0
Jul-21	824,561,727	824,561,727	0		0	0	0
Jun-21	824,822,504	824,822,504	0		0	0	0
May-21	825,063,152	825,063,152	0		0	0	0
Apr-21	825,322,269	825,322,269	0		0	0	0
Mar-21	825,561,208	790,561,208	35,000,000		0	0	0
Feb-21	825,857,385	803,777,385	22,080,000		0	0	0
Jan-21	826,094,491	826,094,491	0		0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1-4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.68	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.68	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			9.68

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
Risk Retention

Risk RetentionPursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the GS Mortgage Securities Corporation Trust 2020-GSA2

transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27